SCHEDULE OF CONTRACT ASSETS AND CONTRACT LIABILITIES (Details)	Sep. 30, 2025 USD ($)	Sep. 30, 2025 CNY (¥)	Sep. 30, 2024 USD ($)	Sep. 30, 2024 CNY (¥)	Sep. 30, 2023 CNY (¥)
Contract assets – current, net:
Revenue recognized in excess of amounts paid or billed (account receivable) to the Group on uncompleted contracts	$ 34,602,280	¥ 246,333,632		¥ 125,144,653
Retention receivables	346,513	2,466,827		226,996
Less: allowance for credit loss	(599,459)	(4,267,547)	$ (322,025)	(2,292,498)	¥ (1,253,735)
Total	34,349,334	244,532,912		123,079,151
Contract assets – non- current, net:
Retention receivables	1,538,853	10,955,098		4,824,870
Less: allowance for credit loss
Total	1,538,853	10,955,098		4,824,870
Contract liabilities:
Payments received or receivable in excess of revenue recognized on uncompleted contracts	118,662	844,757		255,740
Total	$ 118,662	¥ 844,757		¥ 255,740